EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Basic:
Net income available to stockholders	$ 134,737	$ 101,019	$ 131,175
Diluted:
Net income available to stockholders	134,737	101,019	131,175
Interest paid on convertible bonds	3,503	2,995	4,180
Net income available to stockholders, diluted	$ 138,240	$ 104,014	$ 135,355
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	79,193	79,125	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)	79,193	79,125	79,125
Effect of dilutive share options (in shares)	133	236	286
Effect of dilutive convertible debt (in shares)	4,621	4,079	4,216
Weighted average number of diluted common shares outstanding (in shares)	83,947	83,440	83,627